ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT A
THE COMMODORE AMERICUS®
AND THE COMMODORE NAUTICUS®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
SUPPLEMENT DATED DECEMBER 8, 2006
TO SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2006
We have received approval from the Securities and Exchange Commission to substitute shares of the portfolios (the “Old Portfolios”) in which the Closed Subaccounts invest with shares of other portfolios (the “New Portfolios”).

Old Portfolio	New Portfolio
Related Closed Subaccount	Related Open Subaccount
Old Mutual Growth II Portfolio (Old Mutual Growth II Portfolio Subaccount)	American Century VP VistaSM Fund—Class I (American Century VP VistaSM Fund Subaccount)
Old Mutual Mid-Cap Portfolio (Old Mutual Mid-Cap Portfolio Subaccount)	American Century VP Mid Cap Value Fund—Class I (American Century VP Mid Cap Value Fund Subaccount)
Old Mutual Select Value Portfolio (Old Mutual Select Value Portfolio Subaccount)	American Century VP Large Company Value Fund—Class I (American Century VP Large Company Value Fund Subaccount)
Old Mutual Columbus Circle Technology and Communications Portfolio (Old Mutual Columbus Circle Technology and Communications Portfolio Subaccount)	Dreyfus IP Technology Growth Portfolio—Initial Shares (Dreyfus IP Technology Growth Portfolio Subaccount)
DWS Equity 500 Index VIP (DWS Equity 500 Index VIP Subaccount)	Dreyfus Stock Index Fund, Inc.—Initial Shares (Dreyfus Stock Index Fund, Inc. Subaccount)
Wells Fargo Advantage VT Opportunity FundSM (Wells Fargo Advantage VT Opportunity FundSM Subaccount)	AIM V.I. Capital Development Fund—Series I Shares (AIM V.I. Capital Development Fund Subaccount)
As of December 27, 2006, the Separate Account will no longer offer the six Closed Subaccounts listed in the table to any Contract Owners, these six Closed Subaccounts will no longer be available to you as investment options, and you will not be able to allocate purchase payments or transfer amounts to these six Closed Subaccounts.
On December 27, 2006, we will automatically redeem shares of the Old Portfolio that are held by the related Closed Subaccount and we will use the proceeds to buy shares of the New Portfolio through the related Open Subaccount. We will purchase the class of shares of each New Portfolio that is identified in the table.